Fair Value Disclosures	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures
FAIR VALUE DISCLOSURES
Fair Values, Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures
The fair value measurements and disclosures guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.
The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and takes into account factors specific to the asset or liability.
The levels of the fair value hierarchy are described below:
•  Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access.
•  Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset.
•  Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.
The Company reviews fair value hierarchy classifications on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015. The amounts presented below for Other investments, Cash equivalents, Other assets and Assets and Liabilities held in separate accounts differ from the amounts presented in the consolidated balance sheets because only certain investments, or certain assets and liabilities within these line items are measured at estimated fair value. Other investments are comprised of investments in a modified coinsurance arrangement. The fair value amount and the majority of the associated levels presented for Other investments and Assets and Liabilities held in separate accounts are received directly from third parties.

	December 31, 2016
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$1,987	$—		$1,987		$—
State, municipalities and political subdivisions	10,827	—		10,827		—
Foreign governments	11,301	—		11,301		—
Asset-backed	169	—		169		—
Commercial mortgage-backed	3,245	—		—		3,245
Residential mortgage-backed	36,862	—		36,862		—
U.S. corporate	793,399	—		789,765		3,634
Foreign corporate	170,873	—		160,921		9,952
Equity securities:
Common stocks	447	447		—		—
Non-redeemable preferred stocks	93,170	—		92,076		1,094
Short-term investments	2,714	2,714	(b)	—		—
Other investments	27,598	—		27,598	(c)	—
Cash equivalents	6,514	6,514	(b)	—		—
Other assets	322	—		—		322	(d)
Assets held in separate accounts	1,499,698	1,438,615	(a)	61,083	(c)	—
Total financial assets	$2,659,126	$1,448,290		$1,192,589		$18,247
Financial Liabilities
Liabilities related to separate accounts	$1,499,698	$1,438,615	(a)	$61,083	(c)	$—

	December 31, 2015
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$2,053	$—		$2,053		$—
State, municipalities and political subdivisions	38,740	—		38,740		—
Foreign governments	17,211	—		17,211		—
Asset-backed	612	—		612		—
Commercial mortgage-backed	1,079	—		977		102
Residential mortgage-backed	70,950	—		70,950		—
U.S.corporate	1,830,029	—		1,819,302		10,727
Foreign corporate	486,247	—		470,350		15,897
Equity securities:
Common stocks	453	453		—		—
Non-redeemable preferred stocks	157,629	—		156,504		1,125
Short-term investments	90,497	90,497	(b)	—		—
Cash equivalents	54,887	54,887	(b)	—		—
Other assets	398	—		—		398	(d)
Assets held in separate accounts	1,595,505	1,535,267	(a)	60,238	(c)	—
Total financial assets	$4,346,290	$1,681,104		$2,636,937		$28,249
Financial Liabilities
Liabilities related to separate accounts	$1,595,505	$1,535,267	(a)	$60,238	(c)	$—
(a)  Mainly includes mutual funds.
(b)  Mainly includes money market funds.
(c)  Mainly includes fixed maturity securities.
(d)  Mainly includes the Consumer Price Index Cap Derivatives.
There were no transfers between Level 1 and Level 2 financial assets during 2016 or 2015. However, there were transfers between Level 2 and Level 3 financial assets in 2016 and 2015, which are reflected in the “Transfers in” and “Transfers out” columns below. Transfers between Level 2 and Level 3 most commonly occur from changes in the availability of observable market information and re-evaluation of the observability of pricing inputs. Any remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources.

The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2016 and 2015:

	Year Ended December 31, 2016
	Balance, beginning of period	Total gains (losses) (realized/ unrealized) included in earnings (1)	Net unrealized losses included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
States, municipalities and political subdivisions	$—	$—	$—	$1,350	$(1,350)	$—	$—	—
Commercial mortgage-backed	102	26	(183)	3,400	(100)	—	—	3,245
U.S. corporate	10,727	525	(600)	780	(6,327)	150	(1,621)	3,634
Foreign corporate	15,897	1,037	(828)	—	(6,154)	—	—	9,952
Equity securities:
Non-redeemable preferred stocks	1,125	—	(31)	—	—	—	—	1,094
Other assets	398	(76)	—	—	—	—	—	322
Total level 3 assets	$28,249	$1,512	$(1,642)	$5,530	$(13,931)	$150	$(1,621)	$18,247

	Year Ended December 31, 2015
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings (1)	Net unrealized (losses) gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Commercial mortgage-backed	$202	$—	$(6)	$—	$(94)	$—	$—	$102
U.S. corporate	22,025	(17)	(243)	—	(891)	—	(10,147)	10,727
Foreign corporate	—	(2)	(786)	—	(427)	17,112	—	15,897
Equity securities:
Non-redeemable preferred stocks	1,000	—	125	—	—	—	—	1,125
Other assets	692	(294)	—	—	—	—	—	398
Total level 3 assets	$23,919	$(313)	$(910)	$—	$(1,412)	$17,112	$(10,147)	$28,249
(1)  Included as part of net realized gains on investments in the consolidated statement of operations.
(2)  Included as part of change in unrealized gains on securities in the consolidated statement of comprehensive income.
(3) Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.
Three different valuation techniques can be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date (such as for mutual funds and money market funds). Otherwise, the Company uses valuation techniques consistent with the market approach including matrix pricing and comparables. Matrix pricing is a mathematical technique employed principally to value debt securities without relying exclusively on quoted prices for those securities but, rather, by relying on the securities’ relationship to other benchmark quoted securities. Market approach valuation techniques often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both qualitative and quantitative factors specific to the measurement.
Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques and the multi-period excess earnings method.
Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
While not all three approaches are applicable to all financial assets or liabilities, where appropriate, the Company may use one or more valuation techniques. For all the classes of financial assets and liabilities included in the above hierarchy, excluding the CPI Caps and certain privately placed corporate bonds, the Company generally uses the market valuation technique. For certain privately placed corporate bonds and the CPI Caps, the Company generally uses the income valuation technique. For the years ended December 31, 2016 and 2015, the application of the valuation technique applied to the Company’s classes of financial assets and liabilities has been consistent.
Level 1 Securities
The Company’s investments and liabilities classified as Level 1 as of December 31, 2016 and 2015, consisted of mutual funds, money market funds and common stocks that are publicly listed and/or actively traded in an established market.
Level 2 Securities
The Company values Level 2 securities using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for the Company’s Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. The fair value measurements and disclosures guidance defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The Company uses the following observable market inputs (“standard inputs”), listed in the approximate order of priority, in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research data. Further details for Level 2 investment types follow:
United States Government and government agencies and authorities: U.S. government and government agencies and authorities securities are priced by the Company’s pricing service utilizing standard inputs. Included in this category are U.S. Treasury securities which are priced using vendor trading platform data in addition to the standard inputs.
State, municipalities and political subdivisions: State, municipalities and political subdivisions securities are priced by the Company’s pricing service using material event notices and new issue data inputs in addition to the standard inputs.
Foreign governments: Foreign government securities are priced by the Company’s pricing service utilizing standard inputs. The pricing service also evaluates each security based on relevant market information including relevant credit information, perceived market movements and sector news.
Commercial mortgage-backed, residential mortgage-backed and asset-backed: Commercial mortgage-backed, residential mortgage-backed and asset-backed securities are priced by the Company’s pricing service using monthly payment information and collateral performance information in addition to the standard inputs. Additionally, commercial mortgage-backed securities and asset-backed securities utilize new issue data while residential mortgage-backed securities utilize vendor trading platform data.
Corporate: Corporate securities are priced by the Company’s pricing service using standard inputs. Non-investment grade securities within this category are priced by the Company’s pricing service using observations of equity and credit default swap curves related to the issuer in addition to the standard inputs. Certain privately placed corporate bonds are priced by a non-pricing service source using a model with observable inputs including, but not limited to, the credit rating, credit spreads, sector add-ons, and issuer specific add-ons.
Non-redeemable preferred stocks: Non-redeemable preferred stocks are priced by the Company’s pricing service using observations of equity and credit default swap curves related to the issuer in addition to the standard inputs.
Other investments and assets/liabilities held in separate accounts: To price the fixed maturity securities in these categories, the pricing service utilizes the standard inputs.
Valuation models used by the pricing service can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable to the pricing service, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources. If the Company cannot corroborate the non-binding broker quotes with Level 2 inputs, these securities are categorized as Level 3 securities.
Level 3 Securities
The Company’s investments classified as Level 3 as of December 31, 2016 and 2015, consisted of fixed maturity and equity securities and derivatives. All of the Level 3 fixed maturity and equity securities are priced internally using independent and non-binding broker quotes which cannot be corroborated with Level 2 inputs. The inputs factoring into the broker quotes include trades in the actual bond being priced, trades of comparable bonds, quality of the issuer, optionality, structure and liquidity. Significant changes in interest rates, issuer credit, liquidity, and overall market conditions would result in a significantly lower or higher broker quote. The prices received are reviewed for reasonableness by management and if necessary, management works with the broker to further understand how they developed their price. Further details on Level 3 derivative investment types follow:
Other assets: A non-pricing service source prices the CPI Cap derivatives using a model with inputs including, but not limited to, the time to expiration, the notional amount, the strike price, the forward rate, implied volatility and the discount rate.
Management evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:
•  There are few recent transactions,
•  Little information is released publicly,
•  The available prices vary significantly over time or among market participants,
•  The prices are stale (i.e., not current), and
•  The magnitude of the bid-ask spread.
Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.
The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. Following this analysis, the Company generally uses the best estimate of fair value based upon all available inputs. On infrequent occasions, a non-pricing service source may be more familiar with the market activity for a particular security than the pricing service. In these cases the price used is taken from the non-pricing service source. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize the Company’s financial assets in the fair value hierarchy.
Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis
The Company also measures the fair value of certain assets on a non-recurring basis, generally on an annual basis, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include commercial mortgage loans, goodwill and finite-lived intangible assets.
For its 2016 fourth quarter annual goodwill impairment tests, a qualitative assessment was performed. Due to the Assurant Employee Benefits sale to Sun Life, the Company no longer expects sufficient income from continuing operations that will support the realization of its goodwill. As a result of this change, the Company impaired its goodwill during 2016.
For its 2015 fourth quarter annual goodwill impairment tests, a qualitative assessment was performed. Based on this assessment, it was determined that it was not necessary to perform a Step 1 quantitative goodwill impairment test for the Company and that it is more-likely-than-not that the fair value continues to exceed its net book value at year-end 2015.
The Company utilizes both the income and market valuation approaches to measure its fair value when required. Under the income approach, the Company determined the fair value considering distributable earnings, which were estimated from operating plans. The resulting cash flows were then discounted using a market participant weighted average cost of capital. After discounting the future discrete earnings to their present value, the Company estimated the terminal value attributable to the years beyond the discrete operating plan period. The discounted terminal value was then added to the aggregate discounted distributable earnings from the discrete operating plan period to estimate the fair value. Under the market approach, the Company derived the fair value based on various financial multiples, including but not limited to: price to tangible book value of equity, price to estimated 2016 earnings and price to estimated 2017 earnings, which were estimated based on publicly available data related to comparable guideline companies. In addition, financial multiples were also estimated from publicly available purchase price data for acquisitions of companies operating in the insurance industry. The estimated fair value was more heavily weighted towards the income approach because in the current economic environment the earnings capacity of a business is generally considered the most important factor in the valuation of a business enterprise. This fair value determination was categorized as Level 3 (unobservable) in the fair value hierarchy.
There was no remaining goodwill or other intangible assets measured at fair value on a non-recurring basis on which an impairment charge was recorded as of December 31, 2015 and 2014.
Fair Value of Financial Instruments Disclosures
The financial instruments guidance requires disclosure of fair value information about financial instruments, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets. However, this guidance excludes certain financial instruments, including those related to insurance contracts and those accounted for under the equity method (such as partnerships).
For the financial instruments included within the following financial assets and financial liabilities, the carrying value in the consolidated balance sheets equals or approximates fair value. Please refer to the Fair Value Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures section above for more information on the financial instruments included within the following financial assets and financial liabilities and the methods and assumptions used to estimate fair value:
•  Cash and cash equivalents
•  Fixed maturity securities
•  Equity securities
•  Short-term investments
•  Other assets
•  Assets held in separate accounts
•  Liabilities related to separate accounts
In estimating the fair value of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets, the Company used the following methods and assumptions:
Commercial mortgage loans: the fair values of mortgage loans are estimated using discounted cash flow models. The model inputs include mortgage amortization schedules and loan provisions, an internally developed credit spread based on the credit risk associated with the borrower and the U.S. Treasury spot curve. Mortgage loans with similar characteristics are aggregated for purposes of the calculations.
Policy loans: the carrying value of policy loans reported in the balance sheets approximates fair value.
Other investments: Other investments include Certified Capital Company and low income housing tax credits which are recorded at cost or amortized cost. The carrying value reported for these investments approximates fair value. Due to the nature of these investments, there is a lack of liquidity in the primary market which results in the holdings being classified as Level 3.
Policy reserves under investment products: the fair values for the Company’s policy reserves under investment products are determined using discounted cash flow analysis. Key inputs to the valuation include projections of policy cash flows, reserve run-off, market yields and risk margins.
The following tables disclose the carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets:

	December 31, 2016
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$98,451	$103,037	$—	$—	$103,037
Policy loans	7,376	7,376	7,376	—	—
Other investments	155	155	—	—	155
Total financial assets	$105,982	$110,568	$7,376	$—	$103,192
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$218,113	$245,953	$—	$—	$245,953

	December 31, 2015
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$420,569	$443,678	$—	$—	$443,678
Policy loans	10,031	10,031	10,031	—	—
Other investments	365	365	—	—	365
Total financial assets	$430,965	$454,074	$10,031	$—	$444,043
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$220,053	$240,124	$—	$—	$240,124
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.